Post balance sheet events	12 Months Ended
Mar. 31, 2019
Events After Reporting Period [Abstract]
Post balance sheet events
Post balance sheet events
In March 2019, National Grid Ventures entered into an agreement to acquire 100% of Geronimo Energy, a clean energy developer based in Minneapolis in the United States for $100 million with potential further payments of up to $100 million subject to successful development of the project pipeline. Completion of the acquisition is dependent on the execution of a joint venture agreement with Washington State Investment Board and regulatory approvals being obtained (expected in the summer of 2019).